PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in benefit obligation:
Cost of benefits earned (service cost)	$ 64
Interest cost on benefit obligation	797	$ 886	$ 1,164
Change in plan assets:
Fair value of plan assets at year end	29,527
Foreign Plan [Member] | Scheme Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	29,240	29,899
Interest cost on benefit obligation	797	932
Actuarial (gains)/losses	(519)	5,525
Benefits paid	(770)	(603)
Settlements		(1,579)
Foreign exchange losses/(gains)	2,779	(4,934)
Benefit obligation at year end	31,527	29,240	29,899
Change in plan assets:
Fair value of plan assets at beginning of year	25,466	21,090
Actual return on plan assets	1,714	2,503
Employer contributions	787	7,605	1,161
Benefits paid	(770)	(603)
Settlements		(1,775)
Plan administration costs	(64)
Foreign exchange losses	2,394	(3,354)
Fair value of plan assets at year end	29,527	25,466	$ 21,090
Unfunded status at December 31	$ (2,000)	$ (3,774)